Current and Deferred Taxes (Details) - Schedule of deferred tax assets and liabilities - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Recognised through other comprehensive income	$ 112,201	$ 134,356
Recognised through profit or loss	529,053	576,540
Total deferred tax assets	641,254	710,896
Deferred tax liabilities
Recognised through other comprehensive income	50,579	1,839
Recognised through profit or loss	326,148	425,816
Total deferred tax liabilities	$ 376,727	$ 427,655